Fair Value (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value on Recurring Basis

The following table presents financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 and December 31, 2012:

(in thousands)
	Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2013
Mortgage-backed securities	$351,223	$—	$351,223	$—
Eurodollar futures contracts	2,446	2,446	—	—

December 31, 2012
Mortgage-backed securities	$115,380	$—	$115,380	$—